Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Fair Value of Each Option Grant Estimated	The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions shown as a weighted average for the year:

Years Ended December 31,
	2019	2018
Expected option life (in years)	—	0.88 - 5.84
Risk-free interest rate	—%	2.24 - 2.85%
Expected volatility	—%	47.51 - 47.89%
Dividend yield	—%	—%

Summary of Company's Restricted Stock Activity
A summary of HC2’s restricted stock activity is as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested - December 31, 2017	1,588,406	$5.36
Granted	2,073,612	$6.21
Vested	(467,889)	$5.33
Forfeited	(162,660)	$5.70
Unvested - December 31, 2018	3,031,469	$5.93
Granted	542,450	$2.57
Vested	(1,349,531)	$5.92
Forfeited	(10,613)	$2.91
Unvested - December 31, 2019	2,213,775	$5.12

Summary of Company's Stock Option Activity
A summary of HC2’s stock option activity is as follows:

	Shares	Weighted Average Exercise Price
Outstanding - December 31, 2017	6,989,856	$6.57
Granted	662,769	$5.45
Exercised	(274,037)	$4.37
Forfeited	(60,293)	$5.50
Expired	(157,434)	$9.00
Outstanding - December 31, 2018	7,160,861	$6.51
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	(93,269)	$5.47
Outstanding - December 31, 2019	7,067,592	6.52

Eligible for exercise	6,613,099	$6.59